Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income
Accumulated other comprehensive income for the years December 31, 2015 and December 31, 2014:

(In US$ millions)	December 31, 2015	December 31, 2014
Unrealized (loss)/gain on marketable securities	(129)	(443)
Unrealized gain on foreign exchange	36	51
Actuarial loss relating to pension	(38)	(57)
Share in unrealized gains from associated companies	11	1
Accumulated other comprehensive (loss)/income	(120)	(448)